Short-term Bank Deposits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
IfrsStatementsLineItems [Line Items]
Short-term bank deposits	$ 48,035	$ 33,669
Bottom of Range [Member]
IfrsStatementsLineItems [Line Items]
Bank deposits terms	3 months	3 months
Short term bank deposits annual interest rates	1.56%	0.97%
Top of Range [Member]
IfrsStatementsLineItems [Line Items]
Bank deposits terms	1 year	1 year
Short term bank deposits annual interest rates	1.81%	1.56%